Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 613	$ 1,090	$ 1,992
Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	183	608	1,220
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	62	235	379
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	117	303	579
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	4	70	261
Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	0	0	1
Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	430	482	772
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	334	370	567
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	29	34	55
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	51	59	94
Automobile [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	14	18	55
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 2	$ 1	$ 1